Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Abstract]
Foreign exchange gain		$ 5	$ 3
Interest income	63	183	250
Shipping charges reimbursed	141	50
Gain on disposal of property		177
Other income	2	5	2
Total	$ 206	$ 420	$ 255